UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23024

Pacer Funds Trust
 (Exact name of registrant as specified in charter)

16 Industrial Blvd., Suite 201
Paoli, PA 19301
(Address of principal executive offices) (Zip code)

Joe M. Thomson
16 Industrial Blvd., Suite 201
Paoli, PA 19301
 (Name and address of agent for service)

(610)-664-8100
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments.
Pacer Trendpilot 750 ETF
Schedule of Investments
January 31, 2016 (Unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS - 100.0%
U.S. Treasury Bills - 84.4%
United States Treasury Bill, 0.000%, 04/14/2016 (a)	281,963,000	$281,803,691
Money Market Funds - 15.6%
Fidelity Institutional Money Market Funds - Money Market Portfolio Class I, 0.337% (b)	51,955,641	51,955,641
TOTAL SHORT-TERM INVESTMENTS (Cost $333,792,854)		333,759,332

TOTAL INVESTMENTS (Cost $333,792,854) - 100.0%		333,759,332
Other Assets in Excess of Liabilities - 0.0% (c)		43,427
TOTAL NET ASSETS - 100.0%		$333,802,759

(a) Non-income producing security
(b) Rate disclosed is the seven day yield as of January 31, 2016
(c) Less than 0.05%.

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows*:
Cost of investments	$333,792,854
Gross unrealized appreciation	–
Gross unrealized depreciation	(33,522)
Net unrealized depreciation	$(33,522)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Trendpilot 450 ETF
Schedule of Investments
January 31, 2016 (Unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS - 100.0%
U.S. Treasury Bills - 82.9%
United States Treasury Bill, 0.000%, 03/03/2016 (a)	101,786,000	$101,769,347
Money Market Funds - 17.1%
Fidelity Institutional Money Market Funds - Money Market Portfolio Class I, 0.337% (b)	21,087,973	21,087,973
TOTAL SHORT-TERM INVESTMENTS (Cost $122,857,320)		122,857,320

TOTAL INVESTMENTS (Cost $122,857,320) - 100.0%		$122,857,320
Liabilities in Excess of Other Assets - 0.0% (c)		(55,000)
TOTAL NET ASSETS - 100.0%		$122,802,320

(a) Non-income producing security.
(b) Rate disclosed is the seven day yield as of January 31, 2016
(c) Less than 0.05%.

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows*:
Cost of investments	$122,857,320
Gross unrealized appreciation	–
Gross unrealized depreciation	–
Net unrealized appreciation	$–

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Trendpilot 100 ETF
Schedule of Investments
January 31, 2016 (Unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS - 95.4%
U.S. Treasury Bills - 84.4%
United States Treasury Bill, 0.000%, 04/14/2016 (a)	58,762,000	$58,728,799
Money Market Funds - 11.0%
Fidelity Institutional Money Market Funds - Money Market Portfolio Class I, 0.337% (b)	7,661,778	7,661,778
TOTAL SHORT-TERM INVESTMENTS (Cost $66,397,563)		66,390,577

TOTAL INVESTMENTS (Cost $66,397,563) - 95.4%		66,390,577
Other Assets in Excess of Liabilities - 4.6%		3,230,420
TOTAL NET ASSETS - 100.0%		$69,620,997

(a) Non-income producing security.
(b) Rate disclosed is the seven day yield as of January 31, 2016

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows*:
Cost of investments	$66,397,563
Gross unrealized appreciation	–
Gross unrealized depreciation	(6,986)
Net unrealized depreciation	$(6,986)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Trendpilot European Index ETF
Schedule of Investments
January 31, 2016 (Unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS - 92.3%
U.S. Treasury Bills - 55.4%
United States Treasury Bill, 0.000%, 03/17/2016 (a)	9,000,000	$8,997,581
Money Market Funds - 36.9%
Fidelity Institutional Money Market Funds - Money Market Portfolio Class I, 0.337% (b)	6,000,086	6,000,086
TOTAL SHORT-TERM INVESTMENTS (Cost $14,997,667)		14,997,667

TOTAL INVESTMENTS (Cost $14,997,667) - 92.3%		14,997,667
Other Assets in Excess of Liabilities - 7.7%		1,243,699
TOTAL NET ASSETS - 100.0%		$16,241,366

(a) Non-income producing security.
(b) Rate disclosed is the seven day yield as of January 31, 2016

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows*:
Cost of investments	$14,997,667
Gross unrealized appreciation	–
Gross unrealized depreciation	–
Net unrealized appreciation	$–

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Autopilot Hedged European Index ETF
Schedule of Investments
January 31, 2016 (Unaudited)
	Shares	Value

COMMON STOCKS - 96.1%
Advertising - 0.4%
JCDecaux SA	50	$1,965
Publicis Groupe SA	130	7,784
		9,749
Aerospace/Defense - 2.1%
Airbus Group SE	388	24,303
Finmeccanica SpA (a)	267	3,161
MTU Aero Engines AG	34	3,114
Safran SA	195	12,602
Thales SA	70	5,321
Zodiac Aerospace	130	2,714
		51,215
Airlines - 0.3%
Deutsche Lufthansa AG (a)	158	2,305
Ryanair Holdings PLC - ADR	52	4,074
		6,379
Apparel - 2.2%
adidas AG	136	13,993
Christian Dior SE	36	6,076
Hermes International	16	5,435
LVMH Moet Hennessy Louis Vuitton SE	175	28,095
		53,599
Auto Manufacturers - 3.9%
Bayerische Motoren Werke AG	228	18,934
Daimler AG	670	46,568
Ferrari NV (a)	93	3,672
Fiat Chrysler Automobiles NV	614	4,260
Peugeot SA (a)	272	4,025
Porsche Automobil Holding SE	104	4,708
Renault SA	118	9,962
Volkswagen AG	20	2,613
		94,742
Auto Parts and Equipment - 1.6%
Cie Generale des Etablissements Michelin	128	11,656
Continental AG	74	15,440
Faurecia	42	1,519
Hella KGaA Hueck & Co	22	912
Nokian Renkaat OYJ	92	3,109
Valeo SA	52	6,729
		39,365
Banks - 11.9%
ABN AMRO Group NV (a)(b)	148	3,085
Alpha Bank AE (a)	960	1,903
Banca Mediolanum SpA	180	1,201
Banca Monte dei Paschi di Siena SpA (a)	1,687	1,212

Banco Bilbao Vizcaya Argentaria SA	4,462	28,499
Banco Comercial Portugues SA (a)	28,581	1,204
Banco de Sabadell SA	3,240	5,840
Banco Popolare SC (a)	253	2,335
Banco Popular Espanol SA	1,100	2,954
Banco Santander SA	10,110	43,097
Bank of Ireland (a)	19,308	6,359
Bankia SA	3,233	3,201
Bankinter SA	484	3,361
BNP Paribas SA	685	32,446
CaixaBank SA	1,797	5,412
Commerzbank AG (a)	729	5,897
Credit Agricole SA	739	7,362
Deutsche Bank AG	968	17,198
Erste Group Bank AG (a)	201	5,820
ING Groep NV	2,710	31,104
Intesa Sanpaolo SpA	8,449	23,962
Intesa Sanpaolo-RSP SpA	654	1,724
KBC Groep NV	193	11,037
Mediobanca SpA	385	3,072
National Bank of Greece SA (a)	3,852	1,039
Natixis SA	655	3,204
Piraeus Bank SA (a)	4,536	889
Raiffeisen Bank International AG (a)	80	1,005
Societe Generale SA	514	19,589
UniCredit SpA	3,434	13,199
Unione di Banche Italiane SpA	606	2,824
		291,034
Beverages - 4.4%
Anheuser-Busch InBev SA/NV	559	70,154
Davide Campari-Milano SpA	198	1,730
Heineken Holding NV	66	5,051
Heineken NV	150	13,003
Pernod Ricard SA	134	15,670
Remy Cointreau SA	16	1,147
		106,755
Building Materials - 0.9%
Cie de Saint-Gobain	314	12,904
HeidelbergCement AG	96	7,029
Imerys SA	24	1,483
		21,416
Chemicals - 5.4%
Air Liquide SA	240	24,756
Akzo Nobel NV	173	11,070
Arkema SA	48	2,993
BASF SE	647	42,825
Brenntag AG	106	5,162
Evonik Industries AG	88	2,707
FUCHS PETROLUB SE	24	847
K+S AG	130	2,734
Koninklijke DSM NV	118	5,691
LANXESS AG	62	2,539
Linde AG	126	17,007

OCI NV (a)	56	1,012
Solvay SA	48	3,957
Symrise AG	82	5,282
Umicore SA	74	2,709
Wacker Chemie AG	10	726
		132,017
Commercial Services - 1.6%
Abertis Infraestructuras SA	346	5,137
Atlantia SpA	335	8,739
Bureau Veritas SA	181	3,443
Edenred	138	2,588
Randstad Holding NV	74	4,019
RELX NV	660	10,985
Wirecard AG	78	3,920
		38,831
Computers - 0.9%
Atos SE	60	4,729
Cap Gemini SA	108	9,837
Gemalto NV	54	3,238
Ingenico Group SA	38	4,479
		22,283
Cosmetics/Personal Care - 3.4%
Beiersdorf AG	68	6,267
L'Oreal SA	162	27,649
Unilever NV	1,092	48,371
		82,287
Distribution/Wholesale - 0.1%
Rexel SA	210	2,481

Diversified Financial Services - 0.4%
Deutsche Boerse AG	131	11,156

Electric - 4.6%
E.ON SE	1,315	13,426
EDP - Energias de Portugal SA	1,351	4,708
EDP Renovaveis SA	136	1,055
Electricite de France SA	178	2,322
Endesa SA	222	4,272
Enel Green Power SpA	1,087	2,120
Enel SpA	4,818	19,666
Engie SA	998	15,887
Fortum OYJ	312	4,884
Iberdrola SA	3,958	27,647
Red Electrica Corp SA	74	5,964
RWE AG	339	4,726
Terna Rete Elettrica Nazionale SpA	1,001	5,350
		112,027
Electrical Components and Equipment - 1.5%
Legrand SA	186	10,220
OSRAM Licht AG	58	2,579
Prysmian SpA	140	2,862
Schneider Electric SE	387	20,588

		36,249
Electronics - 0.7%
Koninklijke Philips NV	649	17,221

Engineering and Construction - 2.2%
Acciona SA	18	1,375
ACS Actividades de Construccion y Servicios SA	120	3,030
Aena SA (a)(b)	44	4,874
Aeroports de Paris	20	2,261
Boskalis Westminster	54	2,123
Bouygues SA	128	5,001
Eiffage SA	44	3,017
Ferrovial SA	282	6,151
Fraport AG Frankfurt Airport Services Worldwide	24	1,451
HOCHTIEF AG	16	1,465
Vinci SA	327	22,112
		52,860
Entertainment - 0.0% (c)
OPAP SA	144	1,058

Food - 3.4%
Carrefour SA	381	10,826
Casino Guichard Perrachon SA	40	1,808
Colruyt SA	44	2,345
Danone SA	398	27,356
Delhaize Group	70	7,313
Distribuidora Internacional de Alimentacion SA	421	2,256
Glanbia PLC	118	2,238
Jeronimo Martins SGPS SA	168	2,337
Kerry Group PLC	100	8,157
Kesko OYJ	46	1,839
Koninklijke Ahold NV	586	13,220
METRO AG	112	3,149
Parmalat SpA	217	564
Suedzucker AG	52	783
		84,191
Food Service - 0.2%
Sodexo SA	62	6,055

Forest Products and Paper - 0.5%
Smurfit Kappa Group PLC	160	3,467
Stora Enso OYJ	403	3,263
UPM-Kymmene OYJ	373	6,041
		12,771
Gas - 0.7%
Enagas SA	159	4,599
Gas Natural SDG SA	215	4,196
Snam SpA	1,522	8,516
		17,311
Healthcare-Products - 0.8%
Essilor International SA	136	16,847
QIAGEN NV (a)	154	3,490
		20,337

Healthcare-Services - 1.3%
BioMerieux	10	1,257
Fresenius Medical Care AG & Co KGaA	146	12,917
Fresenius SE & Co KGaA	275	18,154
		32,328
Holding Companies-Divers - 0.2%
Bollore SA	688	2,773
Wendel SA	20	2,000
		4,773
Home Furnishings - 0.1%
SEB SA	18	1,756

Household Products/Wares - 0.4%
Henkel AG & Co KGaA	80	7,353
Societe BIC SA	18	2,930
		10,283
Insurance - 6.9%
Aegon NV	1,335	7,522
Ageas	145	5,866
Allianz SE	319	51,369
Assicurazioni Generali SpA	884	13,206
AXA SA	1,352	33,349
CNP Assurances	112	1,494
Euler Hermes Group	8	685
Hannover Rueck SE	40	4,186
Mapfre SA	713	1,590
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	100	19,158
NN Group NV	201	6,785
Sampo Oyj	330	15,872
SCOR SE	110	3,828
Talanx AG	26	745
UnipolSai SpA	727	1,534
Vienna Insurance Group AG Wiener Versicherung Gruppe	26	642
		167,831
Internet - 0.3%
Iliad SA	16	4,005
United Internet AG	80	4,113
		8,118
Investment Companies - 0.3%
Corp Financiera Alba SA	12	474
EXOR SpA	72	2,334
Groupe Bruxelles Lambert SA	52	3,936
		6,744
Iron/Steel - 0.4%
Acerinox SA	94	842
ArcelorMittal	701	2,642
ThyssenKrupp AG	297	4,580
Voestalpine AG	78	2,048
		10,112
Lodging - 0.2%
Accor SA	143	5,422

Machinery-Diversified - 1.3%
Alstom SA (a)	146	3,909
ANDRITZ AG	50	2,315
CNH Industrial NV	643	3,995
GEA Group AG	120	5,021
Kone OYJ	266	11,633
MAN SE	24	2,424
Metso OYJ	92	1,894
Zardoya Otis SA	124	1,302
		32,493
Media - 2.2%
Altice NV - B (a)	82	1,210
Altice NV - A (a)	270	3,873
Axel Springer SE	28	1,454
Kabel Deutschland Holding AG	14	1,790
Lagardere SCA	76	2,156
Mediaset Espana Comunicacion SA	133	1,287
Mediaset SpA	526	1,757
Numericable-SFR SAS	62	2,455
ProSiebenSat.1 Media SE	146	7,260
RTL Group SA	26	2,099
Societe Television Francaise 1	72	807
Telenet Group Holding NV (a)	34	1,765
Vivendi SA	825	17,901
Wolters Kluwer NV	207	7,028
		52,842
Metal Fabricate/Hardware - 0.1%
Tenaris SA	331	3,399
Vallourec SA	80	351
		3,750
Miscellaneous Manufacturing - 2.4%
Siemens AG	555	53,016
Wartsila OYJ Abp	106	4,744
		57,760
Oil and Gas - 4.4%
Eni SpA	1,728	24,859
Galp Energia SGPS SA	335	3,959
Neste Oyj	88	2,744
OMV AG	98	2,512
Repsol SA	744	7,650
TOTAL SA	1,468	65,074
		106,798
Oil and Gas Services - 0.1%
Saipem SpA (a)	175	108
Technip SA	76	3,527
		3,635
Pharmaceuticals - 6.3%
Bayer AG	580	64,967
Grifols SA	233	4,835
Ipsen SA	24	1,382

Merck KGaA	88	7,634
Orion Oyj	70	2,298
Sanofi	792	65,677
UCB SA	82	6,984
		153,777
Pipelines - 0.1%
Koninklijke Vopak NV	46	1,996

Private Equity - 0.1%
Eurazeo SA	28	1,709

Real Estate - 0.7%
Deutsche Wohnen AG	236	6,199
Vonovia SE	327	9,922
		16,121
Retail - 2.0%
Fielmann AG	18	1,352
GrandVision NV (b)	34	947
HUGO BOSS AG	44	3,497
Industria de Diseno Textil SA	743	24,295
Kering	50	8,398
Luxottica Group SpA	120	7,481
Salvatore Ferragamo SpA	32	721
Zalando SE (a)(b)	72	2,470
		49,161
Semiconductors - 1.4%
ASML Holding NV	227	20,711
Infineon Technologies AG	787	10,469
STMicroelectronics NV	435	2,835
		34,015
Software - 2.8%
Amadeus IT Holding SA	296	12,029
Dassault Systemes	86	6,632
SAP SE	627	49,713
		68,374
Telecommunications - 6.5%
Alcatel-Lucent SA (a)	409	1,617
Deutsche Telekom AG	2,222	38,549
Elisa OYJ	108	3,897
Eutelsat Communications SA	112	3,611
Hellenic Telecommunications Organization SA	166	1,435
Koninklijke KPN NV	2,180	8,405
Nokia OYJ	3,472	24,824
Orange SA	1,338	23,670
Proximus SADP	96	3,302
SES SA	208	5,422
Telecom Italia SpA (a)	6,856	7,591
Telecom Italia-RSP SpA	4,229	3,786
Telefonica Deutschland Holding AG	480	2,373
Telefonica SA	2,972	31,159
Telekom Austria AG	54	298
		159,939

Transportation - 1.0%
bpost SA	68	1,609
Deutsche Post AG	667	16,135
Groupe Eurotunnel SE	322	3,694
TNT Express NV	327	2,787
		24,225
Water - 0.5%
Suez Environnement Co	226	4,181
Veolia Environnement SA	326	7,838
		12,019
TOTAL COMMON STOCKS (Cost $2,436,354)		2,349,370

EXCHANGE TRADED FUNDS - 0.7%
iShares MSCI Eurozone ETF	540	17,928
TOTAL EXCHANGE TRADED FUNDS (Cost $17,069)		17,928

PREFERRED STOCKS - 1.4%
Auto Manufacturers - 0.7%
Bayerische Motoren Werke AG	38	2,599
Volkswagen AG	126	14,591
		17,190
Chemicals - 0.1%
FUCHS PETROLUB SE	48	1,959
Electric - 0.0% (c)
RWE AG	22	235
Household Products/Wares - 0.5%
Henkel AG & Co KGaA	118	12,498
Pharmaceuticals - 0.1%
Grifols SA	176	2,605
TOTAL PREFERRED STOCKS (Cost $37,995)		34,487

REAL ESTATE INVESTMENT TRUSTS - 1.3%
Fonciere Des Regions	24	2,036
Gecina SA	26	3,333
ICADE	24	1,703
Klepierre	140	6,051
Unibail-Rodamco SE	68	17,090
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $29,783)		30,213

RIGHTS - 0.0% (c)
Saipem SpA		550
TOTAL RIGHTS (Cost $1,223)		550

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds - Money Market Portfolio Class I, 0.337% (d)	3,148	3,148
TOTAL SHORT-TERM INVESTMENTS (Cost $3,148)		3,148

TOTAL INVESTMENTS (Cost $2,525,572) - 99.6%		2,435,696
Other Assets in Excess of Liabilities - 0.4%		10,177
TOTAL NET ASSETS - 100.0%		$2,445,873

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $11,376.

(c)	Less than 0.05%.
(d)	Rate disclosed is the seven day yield as of January 31, 2016

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows*:
Cost of investments		$2,525,572
Gross unrealized appreciation		53,797
Gross unrealized depreciation		(143,673)
Net unrealized depreciation		$(89,876)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Autopilot Hedged European Index ETF
Schedule of Open Forward Currency Contracts
January 31, 2016 (Unaudited)
Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
2/2/2016	Euro	2,397,263	U.S. Dollars	2,594,318	$2,865
2/2/2016	U.S. Dollars	2,605,118	Euro	2,397,263	7,935
3/2/2016	U.S. Dollars	2,365,635	Euro	2,184,958	(3,176)
					$7,624

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic), on which they are traded on valuation date, except for securities listed on NASDAQ Global Market ("NASDAQ").  For securities traded on NASDAQ, the NASDAQ Official Closing Price (“NOCP”) will be used. If, on a particular day, if there is no such reported sale on the valuation date, then the most recent quoted bid price will be used.  If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.  Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.  Debt securities (other than short-term instruments) are valued at the mean price furnished by an independent pricing agent.  Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2016:
Pacer Trendpilot 750 ETF
Description^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$51,955,641	$281,803,691.00	$-	$333,759,332
Total Investments in Securities	$51,955,641	$281,803,691	$-	$333,759,332
^ See Schedule of Investments for sector breakouts.
Pacer Trendpilot 450 ETF
Description^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$21,087,973	$101,769,347.00	$-	$122,857,320
Total Investments in Securities	$21,087,973	$101,769,347	$-	$122,857,320
^ See Schedule of Investments for sector breakouts.
Pacer Trendpilot 100 ETF
Description^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$7,661,778	$58,728,799	-	$66,390,577
Total Investments in Securities	$7,661,778	$58,728,799	$-	$66,390,577
^ See Schedule of Investments for sector breakouts.
Pacer Trendpilot European Index ETF
Description^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$6,000,086	$8,997,581.00	$-	$14,997,667
Total Investments in Securities	$6,000,086	$8,997,581	$-	$14,997,667
^ See Schedule of Investments for sector breakouts.
Pacer Autopilot Hedged European Index ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,349,370	$-	$-	$2,349,370
Exchange Traded Funds	17,928	-	-	17,928
Preferred Stocks	34,487	-	-	34,487
Real Estate Investment Trusts	30,213	-	-	30,213
Rights	550	-	-	550
Short-Term Investments	3,148	-	-	3,148
Total	$2,435,696	$-	$-	$2,435,696
Other Financial Instruments*	7,624	-	-	7,624
Total Investments in Securities	$2,443,320	$-	$-	$2,443,320

^ See Schedule of Investments for sector breakouts.
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts.  These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Derivative Instruments and Hedging Activities (unaudited)

Pacer Autopilot Hedged European Index ETF

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Funds enter into foreign currency forward contracts for the purpose of hedging against declines in the value of a Fund's total assets that are denominated in one or more foreign currencies, to facilitate local securities settlements, or to protect against currency exposure in connection with distributions to shareholders.  Currency exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency.

Balance Sheet -- Values of Derivative Instruments as of January 31, 2016
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	10,800	Depreciation of forward currency contracts	3,176

The average monthly notional amount of long and short forward currency contracts during the period ended January 31, 2016, were $5,037,936 and $2,532,499, respectively.

Derivative Risks

The risks of using various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pacer Funds Trust

By (Signature and Title)  /s/ Joe M. Thomson
Joe M. Thomson, President

Date  03/08/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Joe M. Thomson_________________
 Joe M. Thomson, President

Date  03/08/2016

By (Signature and Title)*  /s/ Sean E. O'Hara
 Sean E. O’Hara, Treasurer

Date  03/08/2016

* Print the name and title of each signing officer under his or her signature.